FAIR VALUES - Fair value of equity instruments changes in other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	$ 727,448	$ 650,679
Income/(Loss) through OCI	(703,959)	(146,284)
Disposals	(76,840)	(45,605)
Additions	370,242	268,658
Ending balance of fair value of equity instruments	316,891	727,448
Mercado Abierto Electrnico S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	288,040	277,503
Income/(Loss) through OCI	(286,408)	10,537
Ending balance of fair value of equity instruments	1,632	288,040
Play Digital S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	274,011	224,182
Income/(Loss) through OCI	(283,270)	(173,224)
Disposals	(75,239)	(45,605)
Additions	254,610	268,658
Ending balance of fair value of equity instruments	170,112	274,011
Seguro de Depsitos S.A
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	33,146	42,666
Income/(Loss) through OCI	(14,214)	(9,520)
Ending balance of fair value of equity instruments	18,932	33,146
Compensador Electrnica S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	101,793	68,731
Income/(Loss) through OCI	11,116	33,062
Disposals	(1,601)
Ending balance of fair value of equity instruments	111,308	101,793
Provincanje S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	22,586	26,862
Income/(Loss) through OCI	(130,573)	(4,276)
Additions	115,632
Ending balance of fair value of equity instruments	7,645	22,586
Cuyo Aval Sociedad de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	5,833	8,456
Income/(Loss) through OCI	(184)	(2,623)
Ending balance of fair value of equity instruments	5,649	5,833
Argencontrol S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	1,009	953
Income/(Loss) through OCI	(428)	56
Ending balance of fair value of equity instruments	581	1,009
IEBA S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	190	371
Income/(Loss) through OCI	(129)	(181)
Ending balance of fair value of equity instruments	61	190
Other Reciprocal Guarantee Companies
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	840	955
Income/(Loss) through OCI	131	(115)
Ending balance of fair value of equity instruments	$ 971	$ 840